Global Atlantic Portfolios (the “Portfolios”)

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

(each a series of Forethought Variable Insurance Trust (the “Trust”))

Class I, II and III shares

Supplement dated July 24, 2024

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”)

dated May 1, 2024

Effective July 24, 2024, the Trust’s website is changing.

Accordingly, effective July 24, 2024, all references in the Summary Prospectuses, Prospectus and SAI to http://connect.rightprospectus.com/globalatlanticportfolios are deleted and replaced with https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/.

This Supplement and the Prospectus, Summary Prospectuses and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 877-355-1820.

Please retain this Supplement for future reference.

FVIT-1075_072424